NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Nature of operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Kelso Technologies Inc. (the "Company") was incorporated under the laws of British Columbia on March 16, 1987. Kelso is a diverse product engineering company that specializes in the research, development, production and distribution of proprietary equipment used in various transportation applications. Over the past decade the Company's reputation has been earned as a developer and reliable supplier of high-quality rail tank car equipment used in the handling and containment of hazardous and non- hazardous commodities during transport.  In addition, the Company was previously developing proprietary service equipment to be used in transportation applications. During the year ended December 31, 2024, the Company ceased development activities within its subsidiary, KIQ X Industries Inc. ("KIQ X"), related to the active suspension control system (Note 16).

The Company trades on the Toronto Stock Exchange ("TSX") under the symbol "KLS" and used to trade on the New York Stock Exchange ("NYSE") under the trading symbol "KIQ". The Company listed on the TSX on May 22, 2014 and on the NYSE on October 14, 2014. The Company delisted from the NYSE on March 26, 2024. The Company's head office is located at 305-1979 Old Okanagan Hwy, West Kelowna, British Columbia, V4T 3A4.